Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses And Other Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Advertising and promotional expenses	¥ 33,808	¥ 28,909
Professional service fees	7,719	406
Payable for property, equipment and leasehold improvement, net	1,526	182
Accrued sales rebates for advertising business	3,286	569
Others	4,708	3,663
Total	¥ 51,047	¥ 33,729